Income Taxes - Summary of Current and Deferred Component of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations
Current income tax expenses	¥ 64,458,408	$ 9,078,777	¥ 71,567,448	¥ 135,188,353
Deferred income tax expenses	(2,117,892)	(298,299)	20,860,679	125,293,714
Income tax expenses	¥ 62,340,516	$ 8,780,478	¥ 92,428,127	¥ 260,482,067